UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [X];  Amendment Number: 1
   This Amendment (Check only one.):    [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Nikos Hecht
Address:   314 S. Galena Street, Suite 300
           Aspen, CO 81611

Form 13F File Number: 028-12258

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nikos Hecht
Title:     N/A
Phone:     212-698-8006

Signature, Place, and Date of Signing:

     /s/ Nikos Hecht            New York, New York             May 10, 2007
     ---------------            ------------------             ------------
       [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            0
                                         -----------

Form 13F Information Table Entry Total:      22
                                         -----------

Form 13F Information Table Value Total:   $149,709
                                         -----------
                                         (thousands)


List of Other Included Managers:
None.

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

                           FORM 13F INFORMATION TABLE

     COLUMN 1           COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7           COLUMN 8
-------------------   ------------  ---------  --------  ---------------------  ----------  --------  --------------------------
                        TITLE OF                VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER
  NAME OF ISSUER         CLASS        CUSIP    (x$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS      SOLE      SHARED  NONE
-------------------   ------------  ---------  --------  ----------  ---  ----  ----------  --------  ------------  ------  ----
ACCURIDE CORP         COMMON STOCK  004398103      5402     370,000  SH            SOLE                    370,000

BALLY TOTAL FITNESS
HOLDINGS CORP         COMMON STOCK  05873K108       508     832,900  SH            SOLE                    832,900

CINCINNATI BELL INC   COMMON STOCK  171871106       150      32,000  SH            SOLE                     32,000

CENTENNIAL
COMMUNICATIONS
CORP                  COMMON STOCK  15133V208      3313     402,500  SH            SOLE                    402,500

CONSTAR
INTERNATIONAL INC     COMMON STOCK  21036U107       643      72,600  SH            SOLE                     72,600

                           FORM 13F INFORMATION TABLE

     COLUMN 1           COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7           COLUMN 8
-------------------   ------------  ---------  --------  ---------------------  ----------  --------  --------------------------
                        TITLE OF                VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER
  NAME OF ISSUER         CLASS        CUSIP    (x$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS      SOLE      SHARED  NONE
-------------------   ------------  ---------  --------  ----------  ---  ----  ----------  --------  ------------  ------  ----
DORAL FINANCIAL
CORP                  COMMON STOCK  25811P100       779     475,000  SH            SOLE                    475,000

FIBER TOWER           COMMON STOCK  31567R100     75389  14,525,839  SH            SOLE                 14,525,839

HANCOCK FABRICS INC   COMMON STOCK  409900107      2975   1,750,000  SH            SOLE                  1,750,000

HAYES LEMMERZ
INTL INC              COMMON STOCK  420781304     10417   1,425,000  SH            SOLE                  1,425,000

LEAP WIRELESS
INTERNATIONAL INC     COMMON STOCK  521863308       405       6,144  SH            SOLE                      6,144

                           FORM 13F INFORMATION TABLE

     COLUMN 1           COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7           COLUMN 8
-------------------   ------------  ---------  --------  ---------------------  ----------  --------  --------------------------
                        TITLE OF                VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER
  NAME OF ISSUER         CLASS        CUSIP    (x$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS      SOLE      SHARED  NONE
-------------------   ------------  ---------  --------  ----------  ---  ----  ----------  --------  ------------  ------  ----
LEVEL 3
COMMUNICATIONS INC    COMMON STOCK  52729N100       332      54,500  SH            SOLE                     54,500

NEOPHARM INC          COMMON STOCK  640919106      3206   1,886,000  SH            SOLE                  1,886,000

NUVELO INC            COMMON STOCK  67072M301      6440   1,750,000  SH            SOLE                  1,750,000

QWEST
COMMUNICATIONS INC    COMMON STOCK  749121109       537      59,700  SH            SOLE                     59,700

REVLON INC            COMMON STOCK  761525500       184     171,700  SH            SOLE                    171,700

                           FORM 13F INFORMATION TABLE

     COLUMN 1           COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7           COLUMN 8
-------------------   ------------  ---------  --------  ---------------------  ----------  --------  --------------------------
                        TITLE OF                VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER
  NAME OF ISSUER         CLASS        CUSIP    (x$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS      SOLE      SHARED  NONE
-------------------   ------------  ---------  --------  ----------  ---  ----  ----------  --------  ------------  ------  ----
RHODIA                 ADRS STOCK   762397107       341      93,500  SH            SOLE                     93,500

RURAL CELLULAR CORP   COMMON STOCK  781904107       134      11,200  SH            SOLE                     11,200

SPRINT NEXTEL CORP    COMMON STOCK  852061100     11566     610,000  SH            SOLE                    610,000

TELIK INC             COMMON STOCK  87959M109      5702   1,050,000  SH            SOLE                  1,050,000

TERRA INDUSTRIES
INC                   COMMON STOCK  880915103      8137     464,970  SH            SOLE                    464,970

USEC INC              COMMON STOCK  90333E108      9116     561,000  SH            SOLE                    561,000

SOLECTRON CORP         CONV NOTE    834182AT4      4033   4,900,000  SH            SOLE                  4,900,000

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